PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 6. PROPERTY AND EQUIPMENT

The components of property and equipment at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Machinery and Equipment	$5,801,000	$3,700,000	5 - 8 years
Capital Lease Machinery and Equipment	4,503,000	3,877,000	5 - 8 years
Tools and Instruments	3,968,000	3,417,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	232,000	219,000	5 - 8 years
Leasehold Improvements	612,000	595,000	Term of Lease
Computers and Software	318,000	158,000	4-6 years
Total Property and Equipment	15,489,000	12,021,000
Less: Accumulated Depreciation	(9,606,000)	(8,050,000)
Property and Equipment, net	$5,883,000	$3,971,000

Depreciation expense for the years ended December 31, 2012 and 2011 was approximately $1,557,000 and $1,503,000, respectively.